Provisions (Tables)	12 Months Ended
Dec. 31, 2023
Provisions
Schedule of movements in other provisions
2023
US $ in millions
Balance at the beginning of the year	50.2
Provisions added during the year	22.1
Provisions utilized during the year	(8.0)
Provisions reversed during the year	(3.6)
Balance at the end of the year	60.7